Annual Total Returns - Salient MLP & Energy Infrastructure Fund (Class I, Class A and Class C) [BarChart] - Class A, C, I Shares - Salient MLP & Energy Infrastructure Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2013	33.46%
Annual Return 2014	8.56%
Annual Return 2015	(43.95%)
Annual Return 2016	42.08%
Annual Return 2017	(6.77%)
Annual Return 2018	(18.10%)
Annual Return 2019	16.33%
Annual Return 2020	(17.32%)